Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information of Unconsolidated Affiliates
The summarized financial information of the Company’s unconsolidated affiliates is shown below:

	December 31,
	2014	2013
Current assets	$498,516	$528,223
Noncurrent assets	313,648	333,894

Total assets	$812,164	$862,117

Current liabilities	$253,507	$281,823
Noncurrent liabilities	49,084	48,415

Total liabilities	$302,591	$330,238

	Year Ended December 31,
	2014	2013	2012
Sales	$2,161,232	$2,281,045	$2,058,060
Gross profit	$117,667	$94,148	$82,511
Net income	$52,957	$38,504	$21,408